Segmentation of key figures (Details 11) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Profit sharing income	$ 246	$ 223	$ 445	$ 428
Royalty income	23	9	49	20
Milestone income	25	21	28	40
Other	20	51	47	99
Other revenues	314	304	569	587
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	246	223	445	428
Royalty income	19	3	41	6
Milestone income	25	20	28	39
Other	14	49	36	96
Other revenues	304	295	550	569
Sandoz
Disclosure of operating segments [line items]
Royalty income	4	4	8	9
Milestone income		1		1
Other	2	2	4	3
Other revenues	6	7	12	13
Corporate
Disclosure of operating segments [line items]
Royalty income		2		5
Other	4		7
Other revenues	$ 4	$ 2	$ 7	$ 5